EMPLOYEE BENEFIT PLANS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Net periodic benefit cost recognized
Anticipated contributions by the company during the calendar year 2014	$ 3,092,000
Pension Benefits
Benefits expected to be paid
2014	2,664,000
2015	3,438,000
2016	3,057,000
2017	4,260,000
2018	4,178,000
Years 2019-2023	29,293,000
Other Benefits Net of Medicare Part D Adjustment
Benefits expected to be paid
2014	738,000
2015	631,000
2016	630,000
2017	613,000
2018	548,000
Years 2019-2023	1,953,000
Medicare Part D Adjustments
2014	$ 19,000